Benefit Programs - Change in Benefit Obligation, Change in Plan Assets, and Reconciliation of Funded Status (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
U.S. Retirement Plan [Member]
Defined Benefit Plan Change In Benefit Obligation Change In Fair Value Of Plan Assets And Funded Status [Line Items]
Benefit obligation - beginning of year	$ 226.3	$ 217.9
Service cost	0.7	0.7
Interest cost	8.7	8.8	9.4
Actuarial loss	(28.0)	5.1
Benefits paid	(6.6)	(6.2)
Benefit obligation - end of year	201.1	226.3	217.9
Fair value of plan assets - beginning of year	264.5	241.5
Actual gain (loss) on plan assets	(4.9)	29.2
Fair value of plan assets - end of year	253.0	264.5	241.5
Funded status	51.9	38.2
Non-U.S. Benefit Plans [Member]
Defined Benefit Plan Change In Benefit Obligation Change In Fair Value Of Plan Assets And Funded Status [Line Items]
Benefit obligation - beginning of year	150.2	121.5
Service cost	1.4	1.7
Interest cost	5.9	5.9	6.2
Plan participants' contributions	0	0.3
Actuarial loss	5.6	23.7
Benefits paid	(4.7)	(3.4)
Curtailment	0	(4.8)
Currency translation changes	(4.7)	(5.3)
Benefit obligation - end of year	163.1	150.2	121.5
Fair value of plan assets - beginning of year	71.6	61.5
Actual gain (loss) on plan assets	11.2	6.2
Company contributions	2.1	2.7
Plan participants' contributions	0	0.3
Currency translation changes	2.1	3.1
Fair value of plan assets - end of year	83.7	71.6	61.5
Funded status	(79.4)	(78.6)
Defined Benefit Plan Benefits Paid Funded Plans Only	$ (3.3)	$ (2.2)